Prepayments, Deposits and Other Assets, Net (Details 1) - Prepaid Expenses and Other Current Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ 14,047	$ 19,422	$ 10,648
(Recovery) provision for doubtful accounts	17,400	(4,510)	7,760
Foreign currency translation adjustments	(308)	(865)	1,014
Ending balance	$ 31,139	$ 14,047	$ 19,422